Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) SEGMENT $ / shares shares	Dec. 31, 2021 $ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impairment losses | $	$ 0
Operating segments | SEGMENT	1
Common stock, shares issued | shares	41,990,383	40,689,975
Common stock price per share | $ / shares	$ 0.0001	$ 0.0001
Consecutive trading days required for entitlement of common stock	30 days
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives	five years
Minimum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives	3 Years
Leasehold Improvements
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Estimated useful lives	the remaining term of the lease
Earn-Out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, shares issued | shares	5,000,000
Common stock price per share | $ / shares	$ 20
Trading days required for entitlement of common stock	20 days
Consecutive trading days required for entitlement of common stock	30 days